Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Construction and Housing Portfolio	Apr. 29, 2025
Select Construction and Housing Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	15.30%
Past 5 years	18.19%
Past 10 years	14.55%
Select Construction and Housing Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.22%
Past 5 years	17.04%
Past 10 years	12.85%
Select Construction and Housing Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.82%
Past 5 years	14.40%
Past 10 years	11.45%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1504
Average Annual Return:
Past 1 year	16.68%
Past 5 years	16.66%
Past 10 years	14.76%